INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries, accrued incentives, vacations and social security	$ 5,400,253	$ 6,108,130
Key management personnel	123,770	65,882
Employee benefits and social security	$ 5,524,023	$ 6,174,012